LEASES (Tables) - SL BIO LTD	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of operating lease right-of-use assets and lease obligations

	December 31,	December 31,
	2025	2024
Assets
Operating lease right-of-use assets	$212,324	$—
Total	212,324	—

Liabilities
Operating lease liabilities, current	148,663	—
Operating lease liabilities, non-current	64,742	—
Total lease liabilities	$213,405	$—

Schedule of maturities of lease liabilities

Operating
As of December 31, 2025	Lease
From January 1, 2026 to December 31, 2026	$156,945
From January 1, 2027 to December 31, 2027	65,393
Total undiscounted cash flows	$222,338
Less: imputed interest	(8,933)
Present Value of future minimum lease payments	213,405
Less: Current obligations	(148,663)
Long term obligations	$64,742

Schedule of supplemental cash flow information related to leases

	December 31,	December 31,
	2025	2024
Operating cash outflows from operating assets	$154,617	$166,608